CONCERT INVESTMENT SERIES
GREENWICH STREET SERIES FUND
SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND
SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
SMITH BARNEY APPRECIATION FUND INC.
SMITH BARNEY ARIZONA MUNICIPALS FUND INC.
SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.
SMITH BARNEY CONCERT ALLOCATION SERIES INC.
BALANCED PORTFOLIO
CONSERVATIVE PORTFOLIO
GROWTH PORTFOLIO
HIGH GROWTH PORTFOLIO
INCOME PORTFOLIO
GLOBAL PORTFOLIO
SELECT BALANCED PORTFOLIO
SELECT CONSERVATIVE PORTFOLIO
SELECT GROWTH PORTFOLIO
SELECT HIGH GROWTH PORTFOLIO
SELECT INCOME PORTFOLIO
SMITH BARNEY EQUITY FUNDS
SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
SMITH BARNEY FUNDS, INC.
	LARGE CAP VALUE FUND
	SHORT-TERM HIGH GRADE BOND FUND
	U.S. GOVERNMENT SECURITIES FUND
SMITH BARNEY INCOME FUNDS
SMITH BARNEY BALANCED FUND
SMITH BARNEY CONVERTIBLE FUND
SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND
SMITH BARNEY EXCHANGE RESERVE FUND
SMITH BARNEY HIGH INCOME FUND
SMITH BARNEY MUNICIPAL HIGH INCOME FUND
SMITH BARNEY PREMIUM TOTAL RETURN FUND
SMITH BARNEY TOTAL RETURN BOND FUND
SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.
SMITH BARNEY INVESTMENT FUNDS INC.
CONCERT PEACHTREE GROWTH FUND
SMITH BARNEY CONTRARIAN FUND
SMITH BARNEY GOVERNMENT SECURITIES FUND
SMITH BARNEY HANSBERGER GLOBAL SMALL CAP VALUE FUND
	SMITH BARNEY HANSBERGER GLOBAL VALUE FUND
SMITH BARNEY INVESTMENT GRADE BOND FUND
SMITH BARNEY SPECIAL EQUITIES FUND
SMITH BARNEY INVESTMENT TRUST
SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND
	SMITH BARNEY MID CAP BLEND FUND
SMITH BARNEY S&P 500 INDEX FUND
SMITH BARNEY MANAGED GOVERNMENTS FUND INC.
SMITH BARNEY MANAGED MUNICIPALS FUND INC.
SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND
SMITH BARNEY MONEY FUNDS, INC.
SMITH BARNEY MUNI FUNDS
SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.
SMITH BARNEY NATURAL RESOURCES FUND INC.
SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.
SMITH BARNEY OREGON MUNICIPALS FUND
SMITH BARNEY PRINCIPAL RETURN FUND
SMITH BARNEY SMALL CAP BLEND FUND, INC.
SMITH BARNEY TELECOMMUNICATIONS TRUST
SMITH BARNEY VARIABLE ACCOUNT FUNDS
SMITH BARNEY WORLD FUNDS, INC.
TRAVELERS SERIES FUND INC.


        SUPPLEMENT DATED OCTOBER 5, 1998 TO PROSPECTUSES*

                  ________________________


	Effective October 8, 1998, CFBDS, Inc. ("CFBDS"), a registered broker-dealer and an indirect wholly-owned subsidiary of Signature Financial Group, Inc. ("Signature"), will serve as each Fund's distributor and principal underwriter.



- ------------
*Prospectuses dated:


CONCERT INVESTMENT SERIES					February 28, 1998
GREENWICH STREET SERIES FUND                          April 30, 1998
SMITH BARNEY ADJUSTABLE RATE
GOVERNMENT INCOME FUND     					September 25, 1998
SMITH BARNEY AGGRESSIVE GROWTH FUND INC.              December 29, 1997
SMITH BARNEY APPRECIATION FUND INC.                   April 30, 1998
SMITH BARNEY ARIZONA MUNICIPALS FUND INC.             September 28,1998
SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.    	June 26, 1998
SMITH BARNEY CONCERT ALLOCATION SERIES INC.
BALANCED PORTFOLIO						May 29, 1998
CONSERVATIVE PORTFOLIO						May 29, 1998
GROWTH PORTFOLIO							May 29, 1998
HIGH GROWTH PORTFOLIO						May 29, 1998
INCOME PORTFOLIO							May 29, 1998
GLOBAL PORTFOLIO							May 29, 1998
SELECT BALANCED PORTFOLIO					April 30, 1998
SELECT CONSERVATIVE PORTFOLIO					April 30, 1998
SELECT GROWTH PORTFOLIO						April 30, 1998
SELECT HIGH GROWTH PORTFOLIO					April 30, 1998
SELECT INCOME PORTFOLIO						April 30, 1998
SMITH BARNEY EQUITY FUNDS                            	May 29, 1998
SMITH BARNEY FUNDAMENTAL VALUE FUND INC.              January 28,1998
SMITH BARNEY FUNDS, INC.
	LARGE CAP VALUE FUND					April 28, 1998
	SHORT-TERM HIGH GRADE BOND FUND			April 28, 1998 as
									amended
									July 2, 1998
	U.S. GOVERNMENT SECURITIES FUND			April 28, 1998
SMITH BARNEY INCOME FUNDS
SMITH BARNEY BALANCED FUND 					August 24, 1998
SMITH BARNEY CONVERTIBLE FUND					November 28, 1997
SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND 		November 28, 1997
SMITH BARNEY EXCHANGE RESERVE FUND				November 28, 1997
SMITH BARNEY HIGH INCOME FUND					November 28, 1997
SMITH BARNEY MUNICIPAL HIGH INCOME FUND			November 28, 1997
SMITH BARNEY PREMIUM TOTAL RETURN FUND			April 29, 1998
SMITH BARNEY TOTAL RETURN BOND FUND				January 21, 1998
SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.  September 28, 1998
SMITH BARNEY INVESTMENT FUNDS INC.
CONCERT PEACHTREE GROWTH FUND					April 30, 1998
SMITH BARNEY CONTRARIAN FUND					April 30, 1998, as amended
									May 22, 1998
SMITH BARNEY GOVERNMENT SECURITIES FUND			April 30, 1998
SMITH BARNEY HANSBERGER GLOBAL SMALL CAP VALUE FUND 	August 28, 1998
SMITH BARNEY HANSBERGER GLOBAL VALUE FUND			August 28, 1998
SMITH BARNEY INVESTMENT GRADE BOND FUND			April 30, 1998
SMITH BARNEY SPECIAL EQUITIES FUND				April 30, 1998
SMITH BARNEY INVESTMENT TRUST
SMITH BARNEY INTERMEDIATE MATURITY
CALIFORNIA MUNICIPALS FUND 					March 30, 1998
SMITH BARNEY INTERMEDIATE MATURITY
NEW YORK MUNICIPALS FUND					March 30, 1998
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND 		March 30, 1998
	SMITH BARNEY MID CAP BLEND FUND			June 30, 1998
SMITH BARNEY S&P 500 INDEX FUND				December 30, 1997
SMITH BARNEY MANAGED GOVERNMENTS FUND INC.     		November 28, 1997
SMITH BARNEY MANAGED MUNICIPALS FUND INC.             June 26, 1998
SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND      	March 30, 1998
SMITH BARNEY MONEY FUNDS, INC.                        April 30,1998
SMITH BARNEY MUNI FUNDS                               July 29, 1998
SMITH BARNEY MUNCIPAL MONEY MARKET FUND, INC.   	July 29, 1998
SMITH BARNEY NATURAL RESOURCES FUND INC.              February 27,1998
SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.   	July 29, 1998
SMITH BARNEY OREGON MUNICIPALS FUND                 	August 28, 1998
SMITH BARNEY PRINCIPAL RETURN FUND                 	March 30, 1998
SMITH BARNEY SMALL CAP BLEND FUND, INC.   		April 30, 1998
SMITH BARNEY TELECOMMUNICATIONS TRUST           	April 30, 1998
SMITH BARNEY VARIABLE ACCOUNT FUNDS                   April 30, 1998
SMITH BARNEY WORLD FUNDS, INC.                        February 27, 1998
TRAVELERS SERIES FUND INC.                            February 27, 1998

FD 0 1559

u:\legal\general\funds\stkdist.doc